UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21910

                      Claymore Exchange-Traded Fund Trust 2
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso,
                   2455 Corporate West Drive, Lisle, IL 60532
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 29, 2008
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

       SEMIANNUAL
           REPORT
February 29, 2008
      (Unaudited)

                                           Claymore Exchange-Traded Fund Trust 2

graphic: "Claymore ETFs
          Access to Innovation"

EEN | Claymore/Robeco
      Developed International Equity ETF

CGW | Claymore S&P Global Water Index ETF


Logo:Claymore ETFs
                                                                www.claymore.com
                                                    ... your road to the LATEST,
                                           most up-to-date INFORMATION about the
                                           Claymore Exchange-Traded Fund Trust 2

CONTENTS
---------------------------------------------------

Dear Shareholder                                 3

Management Discussion of Fund Performance        4

Fund Summary & Performance                       9

Overview of Fund Expenses                       11

Portfolio of Investments                        12

Statement of Assets and Liabilities             16

Statement of Operations                         17

Statement of Changes in Net Assets              18

Financial Highlights                            19

Notes to Financial Statements                   21

Supplemental Information                        24

Trust Information                               26

About the Fund Manager                          27


The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM, you will find:

o Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

o Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.



2 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

Dear SHAREHOLDER

As Investment Adviser, Claymore Advisors, LLC ("Claymore") is pleased to present the semi-annual shareholder report for two of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of these Funds for the six months ended February 29, 2008.

The two ETFs covered in this report are:

    o Claymore/Robeco Developed International Equity ETF (AMEX ticker: "EEN")

    o Claymore S&P Global Water Index ETF (AMEX ticker: "CGW")

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

Claymore is committed to providing investors with innovative index-strategy-driven investment solutions. We currently offer ETFs with a wide range of domestic and global themes. Claymore has partnered with a diverse group of investment professionals and index specialists to bring investors some of the most unique ETFs currently available. The index providers design indices using defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore's U.S.-listed ETFs track seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach offering the potential for superior performance over market cycles.

To learn more about the performance of each ETF, we encourage you to read the Management Discussion of Fund Performance section of the report, which begins on page 4.



Sincerely,

/s/ Nicholas Dalmaso


Nicholas Dalmaso
Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2



                                       SemiAnnual Report | February 29, 2008 | 3

Claymore Exchange-Traded Fund Trust 2

Management Discussion of FUND PERFORMANCE

EEN   | Claymore/Robeco Developed International Equity ETF




--------------------------------------------------------------------------------
FUND OVERVIEW
The Claymore/Robeco Developed International Equity ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Robeco Developed International Equity Index (the ").

Index constituents are selected from a universe of equities listed on international developed market exchanges. "Developed markets" are countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges, as defined by Robeco Investment Management, Inc. ("Robeco" or the "Index Provider"). The current list of international developed markets consists of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The Index is comprised of, at any given time, between 100-200 stocks, selected based on liquidity, ease of trading, valuation and momentum measures and other criteria. The stocks included in the Index are selected and weighted using a proprietary methodology developed by Robeco. The Fund will normally invest at least 90% of its total assets in equities that comprise the Index and in American depositary receipts ("ADRs") based on the securities in the Index. Claymore Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.


--------------------------------------------------------------------------------
INDEX METHODOLOGY
The Index is designed to track the performance of liquid, tradable international securities in developed markets. The universe of securities eligible for inclusion in the Index includes all equities listed on international developed market exchanges. Aggregate country weightings are based on the aggregate market capitalization of each country's constituents, modified to account for liquidity and risk. The weighting methodology is designed to achieve broad-based international diversification while enhancing tradability.


--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the semi-annual fiscal period from August 31, 2007, through February 29, 2008.

On a market price basis, the Fund generated a total return of -7.63%, representing a change in market price to $22.57 on February 29, 2008, from $25.35 on August 31, 2007. On an NAV basis, the Fund generated a total return of -6.72%, representing a change in NAV to $22.75 on February 29, 2008, from $25.29 on August 31, 2007. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the Robeco Developed International Equity Index returned -6.16% and the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") returned -4.56% for the same period. The MSCI EAFE Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translated into US dollars using the London close foreign exchange rates. It is not possible to invest directly in an index.

The Fund made an annual distribution of $0.9150 per share on December 31, 2007, to shareholders of record on December 28, 2007.


--------------------------------------------------------------------------------
ECONOMIC AND MARKET OVERVIEW
The six-month period from August 31, 2007, through February 29, 2008, was a period of considerable economic uncertainty and significant turmoil throughout the global markets. In this challenging economic environment, returns of developed market indices such as the MSCI EAFE Index were negative, but equity returns in emerging markets, as measured by the MSCI Emerging Markets Index, were generally positive. (The MSCI EAFE Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It includes 25 emerging market country indices. The indices are calculated using closing local market prices and translated into U.S. dollars using the London close foreign exchange rates. It is not possible to invest directly in an index.)



4 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued


--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
For the six-month period ended February 29, 2008, among the 10 sectors into which the Fund's holdings are divided, only the utilities sector made a positive contribution to return. The greatest detractor was financials, followed by consumer discretionary.

Holdings that made positive contributions to performance include Norsk Hydro ASA, a Norwegian company that produces hydropower, solar energy and aluminum; Syngenta AG, a Swiss agribusiness company; and Japanese electronics producer Matsushita Electric Industrial Co. Ltd. (0.8%, 1.0% and 1.4% of total investments, respectively) and Business Objects S.A. (not held in the portfolio as of February 29, 2008), a French provider of business intelligence. In February 2008, Business Objects was acquired by SAP AG, a German software provider. A number of international banks and financial services firms, including Royal Bank of Scotland Group PLC and Hong Kong Exchanges & Clearing Ltd. (1.4% and 0.6% of total investments, respectively) detracted from performance. Other holdings that hurt performance include AstraZeneca PLC, a British pharmaceutical company, and British Airways PLC (1.1% and 0.5% of total investments, respectively).


--------------------------------------------------------------------------------
HISTORICAL PREMIUM/DISCOUNT DATA
EEN | Claymore/Robeco Developed International Equity ETF*

                                        Number       Percentage
Premium/Discount Range                  of Days         of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                          5                 1.98%
Between 1.5% and 2.0%                      3                 1.19%
Between 1.0% and 1.5%                     13                 5.14%
Between 0.5% and 1.0%                     36                14.23%
Between -0.5% and 0.5%                   148                58.49%
Between -0.5% and -1.0%                   32                12.65%
Between -1.0% and -1.5%                   10                 3.95%
Between -1.5% and -2.0%                    4                 1.58%
Less than -2.0%                            2                 0.79%
--------------------------------------------------------------------------------
*Commenced operations March 1, 2007.





                                       SemiAnnual Report | February 29, 2008 | 5

Claymore Exchange-Traded Fund Trust 2 |
MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

CGW   | Claymore S&P Global Water Index ETF



--------------------------------------------------------------------------------
FUND OVERVIEW
THE CLAYMORE S&P GLOBAL WATER INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Water Index (the "Water Index" or "Index").

The Index is comprised of approximately 50 equity securities selected, based on investment and other criteria, from a universe of companies listed on global developed market exchanges. Standard & Poor's ("S&P") generally defines "developed markets" as the capital markets of those countries with high levels of per capita income and strict market regulation resulting in greater transparency. Specifically, all or any subset of the following countries/regions are currently considered to be developed markets -Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the U.S. The universe of companies includes all companies classified by Standard & Poor's Global Industry Classifications as being associated (in a manner representing a major component of such companies' business) with the global demand for water, including water utilities, infrastructure, equipment, instruments and materials. Capitalizations range from $250 million to $90 billion including small-, mid-, and large-capitalization stocks as defined by S&P. The companies in the universe are selected using criteria as identified by S&P, a division of The McGraw-Hill Companies, Inc. The Fund will normally invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index. Claymore Advisors, LLC, the Fund's investment adviser (the "Investment Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.


--------------------------------------------------------------------------------
INDEX METHODOLOGY
The S&P Global Water Index is comprised of approximately 50 stocks selected based on the relative importance of the global water industry within each company's business model. The Index is designed to have a balanced representation from different segments of the water industry consisting of the following two clusters: 25 water utilities and infrastructure companies (water supply, water utilities, waste water treatment, water, sewer and pipeline construction, water purification, water well drilling, and water testing) and 25 water equipment and materials companies (water treatment chemicals, water treatment appliances, pumps and pumping equipment, fluid power pumps and motors, plumbing equipment, totalizing fluid meters and counting devices) based upon Standard & Poor's Capital IQ ("CIQ") industry classification. To determine whether global demand for water is a major component of a company's business, the Index Provider implements the following methodology:

 1. All companies in the CIQ database with the term "water" in their business description are identified.

 2. From the resulting list, companies not belonging to the two clusters of the water industry set forth earlier in this paragraph are excluded.

 3. Based on a review of CIQ business description and industry classification, companies are put into three groups:

  o Primary Set - Companies whose primary businesses are in the water industry. These are assigned an Exposure Score of 1.

  o Secondary Set - Companies which operate in multiple industries, but have significant exposure to the water industry. These are assigned and Exposure Score of 0.5.

  o Eliminated Set - Companies with marginal exposure to the water industry. These are assigned an Exposure Score of 0 and eliminated from consideration as Index constituents.

To ensure investability, a developed market listing and a minimum market capitalization of at least $250 million is required. The Index is rebalanced annually. No single stock may have a weight of more than 10% in the Index at each rebalancing.


--------------------------------------------------------------------------------
FUND PERFORMANCE
All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the semi-annual fiscal period from August 31, 2007, through February 29, 2008.

On a market price basis, the Fund generated a total return of -4.18%, representing a change in market price to $23.98 on February 29, 2008, from $25.13 on August 31, 2007. On an NAV basis, the Fund generated a total return of -2.89%, representing a change in NAV to $24.04 on February 29, 2008, from $24.86 on August 31, 2007. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time. However, the Investment Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

For underlying index and broad market comparison purposes, the S&P Global Water Index returned -2.27% and the Morgan Stanley Capital International World Index (the "MSCI World Index") returned -5.89% for the same period. The MSCI World Index is an unmanaged capitalization-weighted measure of global stock markets, including the United States, Canada, Europe, Australia and the Far East. It is calculated using closing market prices and converted to U.S. dollars using the London close



6 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

foreign exchange rates. It is not possible to invest directly in an index.

The Fund made an annual distribution of $0.1080 per share on December 31, 2007, to shareholders of record on December 28, 2007.


--------------------------------------------------------------------------------
ECONOMIC AND MARKET OVERVIEW
The six-month period from August 31, 2007, through February 29, 2008, was a period of considerable economic uncertainty and significant turmoil throughout the global markets. In the last few months of 2007, what began as a correction in the U.S. housing market accelerated into a crisis in the sub-prime mortgage market with profound implications for the entire economy. By early 2008, there had been pronounced changes in attitudes toward risk in financial markets, as demonstrated by wider credit spreads, severe dislocation in short-term credit markets, overall tightening of financial conditions and an increasingly volatile equity market. The Federal Reserve Board reduced interest rates five times between September 2007 and January 2008, striving to strike a balance between providing liquidity to financial markets and keeping inflation at a moderate level. Even with this stimulus, recent trends in employment, consumer spending and other indicators have led many economists to forecast that the U.S. will experience a recession during 2008.

In this challenging economic environment, most U.S. equity indices posted negative returns. Internationally, returns of developed market indices such as the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") were negative, but equity returns in emerging markets, as measured by the MSCI Emerging Markets Index, were generally positive. (The MSCI EAFE Index is an unmanaged capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It includes 25 emerging market country indices. The indices are calculated using closing local market prices and translated into U.S. dollars using the London close foreign exchange rates. It is not possible to invest directly in an index.)

In the U.S., large-cap stocks performed better than small-cap stocks, as investors demonstrated a preference for investments considered to be less risky. Seven of the 10 sectors within the S&P 500 Index had negative returns; only the energy, materials and consumer staples sectors posted positive returns. The weakest sector was financials, followed by the telecommunication services and consumer discretionary sectors. (The S&P 500 is generally representative of the U.S. stock market. It is an unmanaged, capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries. It is not possible to invest directly in an index.)


--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION
Most of the Fund's investments are categorized in four industry sectors: utilities, industrials, materials and information technology. For the six-month period ended February 29, 2008, the utilities sector made the strongest positive contribution to return; the industrials and materials sectors were the greatest detractors.

Holdings that contributed strongly to performance include Veolia Environnement, a French environmental services company; Suez SA, a French company whose two main lines of business are energy and environment; Itron, Inc., a U.S.-based provider of products and services to energy and water utilities (10.6%, 10.4% and 4.0% of long-term investments, respectively); and Flowserve Corp., a U.S.-based manufacturer of flow control systems (not held in the portfolio as of February 29, 2008). Holdings that detracted from performance include Japanese manufacturer Mitsubishi Heavy Industries, Ltd. (not held in the portfolio as of February 29, 2008); Kemira OYJ, a Finnish chemical engineering company; ITT Corp., a global conglomerate based in the U.S.; and Ciba Specialty Chemicals AG, a Swiss developer and manufacturer of specialty chemicals (2.2%, 4.7% and 3.1% of long-term investments, respectively).


--------------------------------------------------------------------------------
HISTORICAL PREMIUM/DISCOUNT DATA
CGW | Claymore S&P Global Water Index ETF*

                                        Number         Percentage
Premium/Discount Range                  of Days       of Total Days
--------------------------------------------------------------------------------
Greater than 2.0%                          2                 0.99%
Between 1.5% and 2.0%                      8                 3.96%
Between 1.0% and 1.5%                     29                14.36%
Between 0.5% and 1.0%                     72                35.64%
Between -0.5% and 0.5%                    84                41.57%
Between -0.5% and -1.0%                    3                 1.49%
Between -1.0% and -1.5%                    3                 1.49%
Between -1.5% and -2.0%                    1                 0.50%
Less than -2.0%                            0                 0.00%
--------------------------------------------------------------------------------
*Commenced operations May 14, 2007.



                                       SemiAnnual Report | February 29, 2008 | 7

Claymore Exchange-Traded Fund Trust 2 |
MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued


--------------------------------------------------------------------------------
RISKS AND OTHER CONSIDERATIONS
The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. There can be no assurance that the Funds will achieve their investment objectives.

An investment in the Funds is subject to certain risks and other considerations that include, but are not limited to:

INVESTMENT RISK. This includes the risk of the possible loss of the entire principal amount that you invest.

EQUITY RISK. This includes the risk that the value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

FOREIGN INVESTMENT RISK. The Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less market liquidity, generally greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

REPLICATION MANAGEMENT RISK. Unlike many investment companies, the Funds are not "actively" managed. Therefore, the Funds won't necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

NON-CORRELATION RISK. The Funds' returns may not match the returns of the indices. For example, the Funds incur operating expenses not applicable to the indices, and incur costs in buying and selling securities, especially when rebalancing the Funds' holdings to reflect changes in the composition of the indices.


ISSUER-SPECIFIC CHANGES RISK. Investments in non-U.S. issuers may involve unique risks, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers.

NON-DIVERSIFIED FUND RISK. The Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

MICRO-, SMALL- AND MEDIUM-SIZED COMPANY RISK. Investing in securities of micro-, small- and medium-capitalization companies involves greater risk than investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies.

INDUSTRY RISK. While the Funds do not concentrate in any industry, to the extent that the Funds' focus their investments in a particular industry or group of related industries, the NAV of the Funds will be more susceptible to factors affecting that industry or sector.

There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

THE CLAYMORE S&P GLOBAL WATER INDEX ETF is also subject to risks of concentrating in the water industry. Adverse developments in the water industry may significantly affect the value of the securities held by the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.



8 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

Fund SUMMARY & PERFORMANCE l As of February 29, 2008 (unaudited)

EEN   | Claymore/Robeco Developed International Equity ETF




FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                     $22.57
Net Asset Value                                 $22.75
Premium/Discount to NAV                         -0.79%
Net Assets ($000)                               $4,596
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
(Inception 3/01/07)        Six Month   Since Inception
--------------------------------------------------------------------------------
Claymore/Robeco Developed International Equity ETF
   NAV                        -6.72%             -2.31%
   Market                     -7.63%             -3.04%
--------------------------------------------------------------------------------
Robeco Developed International
  Equity Index                -6.16%             -1.01%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.15 per share for share price returns or initial net asset value (NAV) of $24.15 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio is 2.85%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semi Annual Report, the Fund's annualized net operating expense ratio was determined to be 1.43% while the Fund's annualized gross operating expense ratio was determined to be 4.99%. There is a contractual fee waiver currently in place for this Fund through December 31, 2010 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets. Some expenses may fall outside of this expense cap and actual expenses will be higher than 0.65%.Without this expense cap, actual returns would be lower.

                                         % OF LONG-TERM
COUNTRY BREAKDOWN                           INVESTMENTS
--------------------------------------------------------------------------------
United Kingdom                                    22.8%
Japan                                             20.7%
France                                             9.8%
Germany                                            8.1%
Switzerland                                        7.0%
Australia                                          6.2%
Italy                                              4.8%
China                                              3.4%
Spain                                              3.1%
Finland                                            2.9%
Sweden                                             2.7%
Netherlands                                        2.5%
Norway                                             1.7%
Denmark                                            1.3%
Belgium                                            1.1%
Singapore                                          1.0%
Portugal                                           0.8%
United States - Exchange-Traded Funds              0.1%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                     % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                        26.0%
Consumer Discretionary                            14.1%
Materials                                         11.3%
Industrials                                       10.2%
Energy                                             8.2%
Consumer Staples                                   7.0%
Information Technology                             7.0%
Health Care                                        6.3%
Utilities                                          5.6%
Telecommunication Services                         3.5%
--------------------------------------------------------------------------------
Total Common and Preferred Stocks                 99.2%
Exchange-Traded Funds                              0.1%
Other Assets in excess of Liabilities              0.7%
--------------------------------------------------------------------------------
Net Assets                                       100.0%
--------------------------------------------------------------------------------

                                         % OF LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
--------------------------------------------------------------------------------
BP PLC                                             2.3%
Nestle SA                                          2.3%
Vodafone Group PLC                                 2.0%
Nokia OYJ                                          1.9%
BHP Billiton Ltd.                                  1.8%
Banco Santander SA                                 1.6%
E.ON AG                                            1.6%
ENI SpA                                            1.5%
Royal Dutch Shell PLC - Class B                    1.4%
Matsushita Electric Industrial Co. Ltd.            1.4%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Holdings and country breakdown are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                       SemiAnnual Report | February 29, 2008 | 9

Claymore Exchange-Traded Fund Trust 2 |
FUND SUMMARY & PERFORMANCE (unaudited) continued




CGW   | Claymore S&P Global Water Index ETF




FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                     $23.98
Net Asset Value                                 $24.04
Premium/Discount to NAV                         -0.25%
Net Assets ($000)                             $355,791
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
(Inception 5/14/07)        Six Month   Since Inception
--------------------------------------------------------------------------------
Claymore S&P Global Water Index ETF
   NAV                        -2.89%             -2.58%
   Market                     -4.18%             -2.83%
--------------------------------------------------------------------------------
S&P Global Water Index        -2.27%             -1.62%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $24.78 per share for share price returns or initial net asset value (NAV) of $24.78 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 0.83%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semi Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.70% while the Fund's annualized gross operating expense ratio was determined to be 0.70%. There is a contractual fee waiver currently in place for this Fund through December 31, 2010 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

                                         % OF LONG-TERM
COUNTRY BREAKDOWN                           INVESTMENTS
--------------------------------------------------------------------------------
United States                                     34.4%
France                                            21.0%
United Kingdom                                    12.6%
Switzerland                                        9.4%
Japan                                              6.3%
Finland                                            4.7%
Italy                                              4.0%
Brazil                                             2.5%
China                                              1.6%
Singapore                                          1.3%
Austria                                            1.2%
Canada                                             0.4%
Bermuda                                            0.4%
Cayman Islands                                     0.2%
--------------------------------------------------------------------------------



PORTFOLIO BREAKDOWN                     % OF NET ASSETS
--------------------------------------------------------------------------------
Utilities                                         44.5%
Industrials                                       39.5%
Materials                                         11.3%
Information Technology                             4.0%
Consumer Discretionary                             0.3%
Financials                                         0.3%
--------------------------------------------------------------------------------
Total Long-Term Investments                       99.9%
--------------------------------------------------------------------------------
Short-Term Investments                             3.1%
Liabilities in excess of Other Assets             -3.0%
--------------------------------------------------------------------------------
Net Assets                                       100.0%
--------------------------------------------------------------------------------

                                         % OF LONG-TERM
TOP TEN HOLDINGS                            INVESTMENTS
--------------------------------------------------------------------------------
Veolia Environnement                              10.6%
Suez SA                                           10.4%
Geberit AG                                         6.3%
United Utilities PLC                               5.7%
Kurita Water Industries Ltd.                       5.2%
Danaher Corp.                                      5.0%
ITT Corp.                                          4.7%
Nalco Holding Co.                                  4.2%
Itron, Inc.                                        4.0%
Pentair, Inc.                                      3.4%
--------------------------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.


10 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

Overview of FUND EXPENSES | As of February 29, 2008 (unaudited)

As a shareholder of Claymore/Robeco Developed International Equity ETF or Claymore S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended 2/29/08.

ACTUAL EXPENSE
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   ANNUALIZED           EXPENSES
                                              BEGINNING             ENDING            EXPENSE               PAID
                                                ACCOUNT            ACCOUNT      RATIO FOR THE             DURING
                                                  VALUE              VALUE       PERIOD ENDED           PERIOD(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                 9/1/07            2/29/08            2/29/08  9/01/07 - 2/29/08
------------------------------------------------------------------------------------------------------------------------------------
Claymore/Robeco Developed International
Equity ETF(2)
   Actual                                   $ 1,000.00         $   932.82               1.43%        $     6.87
   Hypothetical (5% annual return
   before expenses)                           1,000.00           1,017.75               1.43%              7.17
Claymore S&P Global Water Index ETF(2)
   Actual                                     1,000.00             971.10               0.70%              3.43
   Hypothetical (5% annual return
   before expenses)                           1,000.00           1,021.38               0.70%              3.52
------------------------------------------------------------------------------------------------------------------------------------

1 Expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the period September 1, 2007 to February 29, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying that result by 182/366.

2 The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.


                                      SemiAnnual Report | February 29, 2008 | 11

Claymore Exchange-Traded Fund Trust 2 |
PORTFOLIO OF INVESTMENTS (unaudited) continued

Portfolio of INVESTMENTS | February 29, 2008 (unaudited)

EEN   | Claymore/Robeco Developed International Equity ETF




   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------

           COMMON STOCKS - 98.3%
           AUSTRALIA - 6.2%
    2,201  BHP Billiton Ltd.                            $ 81,488
    2,649  BlueScope Steel Ltd.                           27,009
    1,181  Commonwealth Bank of Australia                 46,541
      559  CSR Ltd.                                        1,767
      375  Lend Lease Corp. Ltd.                           4,869
    5,118  Macquarie Infrastructure Group                 13,979
       94  Santos Ltd.                                     1,134
    2,573  Westfield Group - REIT                         42,119
    2,171  Westpac Banking Corp.                          47,357
      597  Woolworths Ltd.                                16,189
--------------------------------------------------------------------------------
                                                         282,452
--------------------------------------------------------------------------------
           BELGIUM - 1.0%
       13  Barco NV                                          947
       44  Group Bruxelles Lambert SA                      5,311
      330  KBC Groep NV                                   41,751
--------------------------------------------------------------------------------
                                                          48,009
--------------------------------------------------------------------------------
           CHINA - 3.4%
    6,500  BOC Hong Kong Holdings Ltd.                    16,290
    1,900  Hang Seng Bank Ltd.                            36,654
    1,500  Hong Kong Exchanges and Clearing Ltd.          29,188
    6,000  HongKong Electric Holdings                     34,239
    1,000  Hysan Development Co. Ltd.                      2,808
    3,000  Swire Pacific Ltd. - Class A                   34,798
--------------------------------------------------------------------------------
                                                         153,977
--------------------------------------------------------------------------------
           DENMARK - 1.3%
      500  Jyske Bank A/S (a)                             34,740
      350  Novo Nordisk A/S - Class B                     24,033
--------------------------------------------------------------------------------
                                                          58,773
--------------------------------------------------------------------------------
           FINLAND - 2.9%
    2,315  Nokia OYJ                                      84,697
      994  Orion OYJ - Class B                            21,322
      294  Outokumpu OYJ                                  11,296
    1,226  Stora Enso OYJ - R Shares                      15,448
--------------------------------------------------------------------------------
                                                         132,763
--------------------------------------------------------------------------------
           FRANCE - 9.7%
      276  Accor SA                                       19,793
      406  Cap Gemini SA                                  22,460
      600  Credit Agricole SA                             16,432
    1,599  France Telecom SA                              54,083
      511  Peugeot SA                                     39,222
      234  PPR                                            32,252
      793  Sanofi-Aventis SA                              58,736
    1,140  SCOR SE                                        26,046
      730  Suez SA                                        46,778
      454  Technip SA (a)                                 37,314
      671  Thomson SA                                      5,205


   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
      160  Unibail-Rodamco - REIT                      $  39,301
       28  Valeo SA                                        1,068
    1,218  Vivendi                                        48,482
--------------------------------------------------------------------------------
                                                         447,172
--------------------------------------------------------------------------------
           GERMANY - 7.1%
      380  Arcandor AG                                     6,732
      408  BASF SE                                        52,016
      127  Daimler AG                                     10,756
       31  Deutsche Bank AG                                3,495
      255  Deutsche Boerse AG                             40,605
      240  Deutsche Lufthansa AG                           5,644
      394  E.ON AG                                        74,288
      262  Muenchener Rueckversicherungs AG               46,293
      202  RWE AG                                         24,493
      206  Volkswagen AG                                  46,906
       79  Wacker Chemie AG                               17,055
--------------------------------------------------------------------------------
                                                         328,283
--------------------------------------------------------------------------------
           ITALY - 4.8%
      723  Assicurazioni Generali SpA                     31,248
    4,537  Enel SpA                                       49,143
    1,967  ENI SpA                                        68,442
    1,795  Fiat SpA                                       38,341
      117  Intesa Sanpaolo SpA - RNC                         747
   17,211  Telecom Italia SpA - RNC                       33,470
--------------------------------------------------------------------------------
                                                         221,391
--------------------------------------------------------------------------------
           JAPAN - 20.6%
      400  Alps Electric Co. Ltd.                          4,749
      200  Asahi Breweries Ltd.                            3,754
    6,000  Asahi Kasei Corp.                              33,485
      800  Astellas Pharma, Inc.                          35,349
        4  Central Japan Railway Co.                      38,423
      700  Circle K Sunkus Co. Ltd.                       10,570
      500  Daito Trust Construction Co. Ltd.              27,424
      100  FamilyMart Co. Ltd.                             2,968
      300  Fanuc Ltd.                                     28,587
      900  FUJIFILM Holdings Corp.                        34,321
    5,000  Fujitsu Ltd.                                   36,213
        4  Inpex Holdings, Inc.                           45,723
        8  Japan Tobacco, Inc.                            40,805
    1,600  JTEKT Corp.                                    28,925
    2,000  Marubeni Corp.                                 15,580
    3,000  Matsushita Electric Industrial Co. Ltd.        64,406
      700  Mitsubishi Corp.                               21,987
        5  Mizuho Financial Group, Inc.                   21,421
   22,000  Mizuho Trust & Banking Co. Ltd.                35,925
    2,100  Namco Bandai Holdings, Inc.                    26,365
    1,000  Nikon Corp.                                    28,673
      100  Nintendo Co. Ltd.                              51,294

See notes to financial statements.

12 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
PORTFOLIO OF INVESTMENTS (unaudited) continued


EEN | Claymore/Robeco Developed International Equity ETF (continued)





   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
           JAPAN (CONTINUED)
    1,000  Nippon Oil Corp.                            $   6,935
    4,000  Nippon Steel Corp.                             21,517
        6  Nippon Telegraph & Telephone Corp.             26,166
    2,000  Nisshin Steel Co. Ltd.                          7,339
    1,700  NOK Corp.                                      35,844
        8  NTT Data Corp.                                 37,885
      200  Sankyo Co. Ltd.                                10,778
    2,000  Sanwa Holdings Corp.                            9,836
    2,000  Taisho Pharmaceutical Co. Ltd.                 40,728
      800  Tokyo Electric Power Co., Inc. (The)           20,710
    2,000  Toyo Seikan Kaisha Ltd.                        35,426
    2,000  Toyo Suisan Kaisha Ltd.                        32,621
        5  West Japan Railway Co.                         22,958
--------------------------------------------------------------------------------
                                                         945,690
--------------------------------------------------------------------------------
           NETHERLANDS - 2.5%
       66  Akzo Nobel NV                                   4,880
      610  ASML Holding NV (a)                            14,900
      760  Koninklijke DSM NV                             33,632
      686  Koninklijke Philips Electronics NV             27,056
    2,726  STMicroelectronics NV                          33,107
--------------------------------------------------------------------------------
                                                         113,575
--------------------------------------------------------------------------------
           NORWAY - 1.6%
    2,600  DnB NOR ASA                                    38,380
    2,600  Norsk Hydro ASA                                37,234
--------------------------------------------------------------------------------
                                                          75,614
--------------------------------------------------------------------------------
           PORTUGAL - 0.8%
    2,900  Portugal Telecom SGPS SA                       37,201
--------------------------------------------------------------------------------
           SINGAPORE - 1.0%
    4,000  CapitaLand Ltd.                                18,072
    1,000  Haw Par Corp. Ltd.                              4,575
   10,000  Neptune Orient Lines Ltd.                      22,519
    2,000  SMRT Corp. Ltd.                                 2,524
--------------------------------------------------------------------------------
                                                          47,690
--------------------------------------------------------------------------------
           SPAIN - 3.1%
    4,156  Banco Santander SA                             75,269
    1,292  Gestevision Telecinco SA                       27,734
    6,267  Iberia Lineas Aereas de Espana                 22,738
      133  Red Electrica de Espana                         8,353
      324  Telefonica SA                                   9,463
--------------------------------------------------------------------------------
                                                         143,557
--------------------------------------------------------------------------------
           SWEDEN - 2.7%
      175  Hennes & Mauritz AB - Class B                   9,899
    1,400  Investor AB - Class B                          29,895
    1,800  Nordea Bank AB                                 27,307
    1,200  Skanska AB - Class B                           23,339
    1,200  Svenska Handelsbanken AB - Class A             33,744
--------------------------------------------------------------------------------
                                                         124,184
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
           SWITZERLAND - 6.9%
    2,197  ABB Ltd.                                    $  56,030
      496  Julius Baer Holding AG                         36,922
      217  Nestle SA                                     103,843
      531  PSP Swiss Property AG                          32,609
       24  Sonova Holding AG                               2,282
      156  Swiss Life Holding                             39,269
      161  Syngenta AG                                    46,235
--------------------------------------------------------------------------------
                                                         317,190
--------------------------------------------------------------------------------
           UNITED KINGDOM - 22.7%
    1,795  3i Group PLC                                   29,208
      442  Anglo American PLC                             28,434
    1,381  AstraZeneca PLC                                52,002
    1,063  Berkeley Group Holdings PLC                    22,076
    1,927  BHP Billiton PLC                               62,481
      221  Bovis Homes Group PLC                           2,563
    9,794  BP PLC                                        106,373
    4,548  British Airways PLC (a)                        23,296
    1,463  British American Tobacco PLC                   55,148
    1,228  Davis Service Group PLC                        12,250
    2,480  GlaxoSmithKline PLC                            54,364
      712  Home Retail Group                               3,668
    1,580  J Sainsbury PLC                                11,165
       80  Kazakhmys PLC                                   2,460
    1,595  Kesa Electricals PLC                            6,821
    1,227  Land Securities Group PLC - REIT               38,564
   13,158  Legal & General Group PLC                      32,613
   10,700  Old Mutual PLC                                 26,669
       46  Pearson PLC                                       609
    4,083  Rolls-Royce Group PLC                          35,290
    8,189  Royal Bank of Scotland Group PLC               62,715
    1,328  Royal Dutch Shell PLC - Class A                47,761
    1,843  Royal Dutch Shell PLC - Class B                65,293
    1,307  Schroders PLC                                  24,920
    5,126  Stagecoach Group PLC                           25,645
    1,297  Standard Chartered PLC                         43,189
    7,893  Tomkins PLC                                    26,691
    1,458  Unilever PLC                                   46,288
   28,794  Vodafone Group PLC                             93,190
--------------------------------------------------------------------------------
                                                        1,041,746
--------------------------------------------------------------------------------
           Total Common Stocks - 98.3%
           (Cost $4,628,168)                            4,519,267
--------------------------------------------------------------------------------


See notes to financial statements.

                                      SemiAnnual Report | February 29, 2008 | 13

Claymore Exchange-Traded Fund Trust 2 |
PORTFOLIO OF INVESTMENTS (unaudited) continued

EEN | Claymore/Robeco Developed International Equity ETF (continued)




   NUMBER
OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------

           PREFERRED STOCK - 0.9%
           GERMANY - 0.9%
      284  Volkswagen AG
           (Cost $24,354)                              $  39,635
--------------------------------------------------------------------------------

           EXCHANGE-TRADED FUNDS - 0.1%
       50  iShares MSCI EAFE Index Fund                    3,573
           (Cost $4,170)
--------------------------------------------------------------------------------
           Total Investments - 99.3%
           (Cost $4,656,692)                           4,562,475
           Other Assets in Excess of
             Liabilities - 0.7%                           33,641
--------------------------------------------------------------------------------
           Net Assets - 100.0%                        $4,596,116
================================================================================



AB - Stock Company
AG - Stock Corporation
A/S - Limited Liability Stock Company
ASA - Stock Company
NV - Legal Entity
OYJ - Public Traded Company
REIT - Real Estate Investment Trust
RNC - Non-convertible savings shares
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Corporation

(a) Non-Income producing security.

See notes to financial statements.


14 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
PORTFOLIO OF INVESTMENTS (unaudited) continued

CGW | Claymore S&P Global Water Index ETF





   NUMBER
 OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS - 99.9%
            AUSTRIA - 1.2%
    65,836  BWT AG                                     $3,075,328
    68,630  Christ Water Technology AG (a)              1,198,153
--------------------------------------------------------------------------------
                                                        4,273,481
--------------------------------------------------------------------------------
            BERMUDA - 0.4%
 1,615,000  Bio-Treat Technology Ltd.                     683,341
 1,808,000  China Water Affairs Group Ltd. (a) (b)        694,790
--------------------------------------------------------------------------------
                                                        1,378,131
--------------------------------------------------------------------------------
            BRAZIL - 2.5%
   187,523  Cia de Saneamento Basico do Estado
              de Sao Paulo - ADR (a)                    8,785,453
--------------------------------------------------------------------------------
            CANADA - 0.4%
   107,457  GLV, Inc., Class A (a)                      1,466,919
--------------------------------------------------------------------------------
            CAYMAN ISLANDS - 0.1%
    23,697  Consolidated Water Co., Inc.                  505,220
--------------------------------------------------------------------------------
            CHINA - 1.6%
10,706,000  Guangdong Investment Ltd. (Hong Kong)       5,792,866
--------------------------------------------------------------------------------
            FINLAND - 4.7%
   514,363  Kemira OYJ                                  7,722,652
   335,913  Uponor OYJ (b)                              8,827,228
--------------------------------------------------------------------------------
                                                       16,549,880
--------------------------------------------------------------------------------
            FRANCE - 21.0%
   574,459  Suez SA                                    36,810,766
   423,582  Veolia Environnement                       37,855,763
--------------------------------------------------------------------------------
                                                       74,666,529
--------------------------------------------------------------------------------
            ITALY - 4.0%
   371,226  ACEA SpA                                    6,903,589
 1,633,434  Hera SpA                                    7,401,954
--------------------------------------------------------------------------------
                                                       14,305,543
--------------------------------------------------------------------------------
            JAPAN - 6.3%
   566,000  Kurita Water Industries Ltd.               18,322,079
    61,100  Maezawa Kyuso Industries Co., Ltd. (b)      1,128,036
   326,000  Organo Corp.                                3,075,087
--------------------------------------------------------------------------------
                                                       22,525,202
--------------------------------------------------------------------------------
            SINGAPORE - 1.3%
   919,000  Epure International Ltd. (a) (b)            1,199,498
   997,000  Hyflux Ltd. (b)                             2,352,359
 1,892,000  Sinomem Technology Ltd. (b)                 1,126,191
--------------------------------------------------------------------------------
                                                       4,678,048
--------------------------------------------------------------------------------
            SWITZERLAND - 9.4%
   276,434  Ciba Specialty Chemicals AG                11,117,742
   151,929  Geberit AG                                 22,415,277
--------------------------------------------------------------------------------
                                                       33,533,019
--------------------------------------------------------------------------------
            UNITED KINGDOM - 12.6%
   861,784  Northumbrian Water Group PLC                6,012,765
   584,271  Pennon Group PLC                            7,467,335




   NUMBER
 OF SHARES  DESCRIPTION                                     VALUE
--------------------------------------------------------------------------------
            UNITED KINGDOM (CONTINUED)
   385,889  Severn Trent PLC                          $10,907,736
 1,482,417  United Utilities PLC                       20,435,336
--------------------------------------------------------------------------------
                                                       44,823,172
--------------------------------------------------------------------------------
            UNITED STATES - 34.4%
    29,319  American States Water Co.                     954,333
   228,048  Aqua America, Inc.                          4,342,034
    96,647  Arch Chemicals, Inc.                        3,373,947
    49,669  Badger Meter, Inc.                          1,895,866
   179,562  Calgon Carbon Corp. (a)                     2,934,043
    36,686  California Water Service Group              1,380,127
   238,068  Danaher Corp.                              17,652,742
   163,528  Flow International Corp. (a)                1,205,201
    82,871  Franklin Electric Co., Inc.                 2,733,086
   291,398  IDEX Corp.                                  8,788,564
   150,633  Itron, Inc. (a)                            14,359,844
   295,937  ITT Corp.                                  16,643,497
    33,106  Layne Christensen Co. (a)                   1,325,564
   387,010  Mueller Water Products, Inc., Class B       3,370,857
   694,252  Nalco Holding Co.                          14,995,843
   369,454  Pentair, Inc.                              12,051,590
    31,802  Pico Holdings, Inc. (a)                     1,086,992
    29,490  SJW Corp.                                     891,188
   110,363  Valmont Industries, Inc.                    8,818,004
   124,039  Watts Water Technologies, Inc., Class A     3,438,361
--------------------------------------------------------------------------------
                                                      122,241,683
--------------------------------------------------------------------------------
            Total Long-Term Investments - 99.9%
            (Cost $372,626,540)                       355,525,146
--------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 3.1%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
            MONEY MARKET FUNDS (C) - 3.1%
11,108,400  UBS Private Money Market Fund LLC, 3.55% (d)
            (Cost $11,108,400)                         11,108,400
--------------------------------------------------------------------------------
            Total Investments - 103.0%
            (Cost $383,734,940)                       366,633,546
            Liabilities in excess of Other
              Assets - (3.0%)                         (10,842,558)
--------------------------------------------------------------------------------
            Net Assets - 100.0%                      $355,790,988
================================================================================


ADR - American Depositary Receipt
AG - Stock Corporation
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at February 29, 2008.
(c) At February 29, 2008, the total market value of the Fund's securities on loan was $10,508,065 and the total market value of the collateral held by the Fund was $11,108,400.
(d) Interest rate shown reflects yield as of February 29, 2008.

See notes to financial statements.

                                      SemiAnnual Report | February 29, 2008 | 15

Claymore Exchange-Traded Fund Trust 2

Statement of ASSETS AND LIABILITIES | February 29,2008 (unaudited)

                                                                                                 CLAYMORE/ROBECO
                                                                                                       DEVELOPED       CLAYMORE S&P
                                                                                                   INTERNATIONAL       GLOBAL WATER
                                                                                                      EQUITY ETF          INDEX ETF
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value (including securities on loan)                              $ 4,562,475        $366,633,546
   Foreign currency, at value                                                                              238                 404
   Cash                                                                                                  7,820             211,285
   Receivables:
      Dividends                                                                                          8,376             329,514
      Income                                                                                                 -              10,647
   Due from Adviser                                                                                     76,211                   -
   Other assets                                                                                          8,374              20,313
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                                      4,663,494         367,205,709
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payables:
      Administration fee payable                                                                            98               6,592
      Offering costs payable                                                                                 -              38,642
      Collateral for securities on loan                                                                      -          11,108,400
   Accrued advisory fees                                                                                     -             134,811
   Accrued expenses                                                                                     67,280             126,276
------------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                                                    67,378          11,414,721
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 4,596,116        $355,790,988
====================================================================================================================================
COMPOSITION OF NET ASSETS
   Paid-in capital                                                                                 $ 4,902,384        $376,213,637
   Accumulated undistributed net investment income (loss)                                              (68,763)             39,194
   Accumulated net realized gain (loss) on investments and currency transactions                      (144,331)         (3,362,819)
   Net unrealized appreciation (depreciation) on investments and currency translation                  (93,174)        (17,099,024)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $ 4,596,116        $355,790,988
====================================================================================================================================
   Shares outstanding ($0.01 par value with unlimited amount authorized)                               202,000          14,800,000
   Net Asset Value                                                                                 $     22.75        $      24.04
====================================================================================================================================
   Investments in securities, at cost                                                              $ 4,656,692        $383,734,940
====================================================================================================================================
   Foreign currency, at cost                                                                       $       239        $        412
====================================================================================================================================

See notes to financial statements.

16 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

Statement of OPERATIONS | For the six months ended February 29,2008 (unaudited)

                                                                                                 CLAYMORE/ROBECO
                                                                                                       DEVELOPED       CLAYMORE S&P
                                                                                                   INTERNATIONAL      GLOBAL WATER
                                                                                                      EQUITY ETF          INDEX ETF
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                                                                 $    33,692        $  1,777,172
   Interest                                                                                                -                 2,713
   Security lending income                                                                                 -                35,059
   Other income                                                                                            -                32,504
   Foreign taxes withheld                                                                               (1,546)            (40,160)
------------------------------------------------------------------------------------------------------------------------------------
   Total investment income                                                                              32,146           1,807,288
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                                                                         12,551             787,055
   Administration fee                                                                                      690              38,941
   Custodian fee                                                                                        42,726              30,893
   Licensing                                                                                             2,510             166,265
   Listing fee and expenses                                                                              1,120                 450
   Miscellaneous                                                                                        13,351              11,931
   Offering costs                                                                                       30,957              24,432
   Printing expenses                                                                                     5,698              15,417
   Professional fees                                                                                    14,078              15,445
   Registration & filings                                                                                   80               2,145
   Trustees' fees and expenses                                                                           1,566               1,332
------------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                                                                      125,327           1,094,306
   Advisory fees waived                                                                                (12,551)               (643)
   Other expenses waived or reimbursed                                                                 (76,858)                -
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                         35,918           1,093,663
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                                                                         (3,772)            713,625
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments                                                                                        (185,090)         (6,436,401)
   In-kind transactions                                                                                    -             3,491,906
   Foreign currency transactions                                                                        (4,510)           (280,917)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              (189,600)         (3,225,412)
Net change in unrealized appreciation (depreciation) on
   Investments                                                                                        (134,785)        (11,121,142)
   Foreign currency translation                                                                            974               6,396
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                                                            (133,811)        (11,114,746)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)                                                            (323,411)        (14,340,158)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    $  (327,183)       $(13,626,533)
====================================================================================================================================

See notes to financial statements.
                                      SemiAnnual Report | February 29, 2008 | 17

Claymore Exchange-Traded Fund Trust 2
Statement of CHANGES IN NET ASSETS

                                                                CLAYMORE/ROBECO DEVELOPED                     CLAYMORE S&P
                                                                INTERNATIONAL EQUITY ETF                 GLOBAL WATER INDEX ETF
------------------------------------------------------------------------------------------------------------------------------------
                                                           FOR THE SIX MONTHS                    FOR THE SIX MONTHS
                                                                  ENDED         FOR THE PERIOD          ENDED        FOR THE PERIOD
                                                            FEBRUARY 29, 2008        ENDED        FEBRUARY 29, 2008       ENDED
                                                              (UNAUDITED)     AUGUST 31, 2007*      (UNAUDITED)    AUGUST 31, 2007**
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                               $     (3,772)     $    109,469       $   713,625        $    708,695
   Net realized gain (loss)                                       (189,600)          (24,944)       (3,225,412)            858,338
   Net unrealized appreciation (depreciation)                     (133,811)           40,637       (11,114,746)         (5,984,278)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
        from operations                                           (327,183)          125,162       (13,626,533)         (4,417,245)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                                          (184,830)              -          (1,425,600)                -
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                        -           9,852,668       142,152,569         282,633,313
   Cost of shares redeemed                                             -          (4,919,701)      (24,854,391)        (24,671,125)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from capital share transactions                     -           4,932,967       117,298,178         257,962,188
------------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                     (512,013)        5,058,129       102,246,045         253,544,943

NET ASSETS
   Beginning of period                                           5,108,129            50,000       253,544,943                 -
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                              $  4,596,116      $  5,108,129      $355,790,988        $253,544,943
====================================================================================================================================
   Undistributed net investment income (loss) at
      end of period                                           $    (68,763)     $    119,839      $     39,194        $    751,169
====================================================================================================================================
CHANGES IN SHARES OUTSTANDING
   Shares sold                                                         -             400,000         5,600,000          11,200,000
   Shares redeemed                                                     -            (200,000)       (1,000,000)         (1,000,000)
   Shares outstanding, beginning of period                         202,000             2,000        10,200,000                 -
------------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                               202,000           202,000        14,800,000          10,200,000
====================================================================================================================================

*  Commencement of investment operations - March 1, 2007
** Commencement of investment operations - May 14, 2007

See notes to financial statements.

18 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2
Financial HIGHLIGHTS

EEN   | Claymore/Robeco Developed International Equity ETF

                                                                           FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                       ENDED     MARCH 1, 2007**
PER SHARE OPERATING PERFORMANCE                                             FEBRUARY 29, 2008            THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                     (UNAUDITED)    AUGUST 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $         25.29    $        24.15
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss) (a)                                                       (0.02)             0.28
   Net realized and unrealized gain (loss) on investments                                 (1.60)             0.86
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (1.62)             1.14
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                                  (0.92)           -
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $         22.75    $        25.29
====================================================================================================================================
MARKET VALUE, END OF PERIOD                                                     $         22.57    $        25.35
====================================================================================================================================
TOTAL RETURN* (B)
   Net asset value                                                                        -6.72%             4.72%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                           $         4,596       $     5,108
Ratio of net expenses to average net assets*                                               1.43%(c)          1.32%(c)
Ratio of net investment income/(loss) to average net assets*                              -0.15%(c)          2.21%(c)
Portfolio turnover rate                                                                      52%(d)            55%(d)
*If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of  expenses to average  assets                                                   4.99%(c)          3.35%(c)
   Ratio of net investment income (loss) to average net assets                             3.71%(c)          0.18%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange

(a) Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                      SemiAnnual Report | February 29, 2008 | 19

CGW   | Claymore S&P Global Water Index ETF

                                                                           FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                       ENDED      MAY 14, 2007**
PER SHARE OPERATING PERFORMANCE                                             FEBRUARY 29, 2008            THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                     (UNAUDITED)    AUGUST 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                            $         24.86    $        24.78
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                                        0.06              0.10
   Net realized and unrealized gain (loss)                                                (0.77)            (0.02)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                    (0.71)             0.08
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                                  (0.11)             -
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                  $         24.04    $        24.86
====================================================================================================================================
MARKET VALUE, END OF PERIOD                                                     $         23.98    $        25.13
====================================================================================================================================
TOTAL RETURN *(B)
   Net asset value                                                                        -2.89%             0.32%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                           $       355,791    $      253,545
Ratio of net expenses to average net assets*                                               0.70%(c)          0.72%(c)
Ratio of net investment income (loss) to average net assets*                               0.45%(c)          1.41%(c)
Portfolio turnover rate                                                                      26%(d)             1%(d)

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of total expenses to average net assets                                           0.70%(c)          0.83%(c)
   Ratio of net investment income (loss) to average net assets                             0.45%(c)          1.30%(c)

** Commencement of investment operations and initial listing date on the American Stock Exchange.

(a) Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c) Annualized.

(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See notes to financial statements.

20 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

Notes to FINANCIAL STATEMENTS |  February 29,2008 (unaudited)

Note 1 - ORGANIZATION:
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is organized as an open-end, management investment company that was organized as a Delaware business trust on June 8, 2006. At the end of the period, the Trust consisted of ten portfolios. The following two portfolios have a semi-annual reporting period ending on February 29, 2008:


Claymore/Robeco Developed International     "Robeco Developed
  Equity ETF                                  International Equity"
Claymore S&P Global Water Index ETF         "S&P Global Water Index"

Each portfolio represents a separate series of the Trust (each a "Fund" or collectively the "Funds"). Each Fund's shares are listed and traded on the American Stock Exchange. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

FUND                                                       INDEX
--------------------------------------------------------------------------------
Robeco Developed                                   Robeco Developed
  International Equity                               International Equity Index
S&P Global Water Index                             S&P Global Water Index

Note 2 - ACCOUNTING POLICIES:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are not sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Debt securities are valued at the mean between the last available bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.


(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Offering Costs
Offering costs in the amount of $49,000 were incurred by each Fund, and are being amortized over a one-year period. Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of investment operations.

(f) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 - INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND
         OTHER AGREEMENTS:
Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate of 0.50% of each Fund's average daily net assets.

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration

                                      SemiAnnual Report | February 29, 2008 | 21

Claymore Exchange-Traded Fund Trust 2 |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

NET ASSETS                                                 RATE
--------------------------------------------------------------------------------
First $200,000,000                                       0.0275%
Next $300,000,000                                        0.0200%
Next $500,000,000                                        0.0150%
Over $1,000,000,000                                      0.0100%

For the period ended February 29, 2008, each Fund recognized Fund Administration expenses and waived Fund Administration expenses as follows:

                                      FUND ADMINISTRATION   FUND ADMINISTRATION
                                                  EXPENSE        EXPENSE WAIVED
--------------------------------------------------------------------------------
Robeco Developed International Equity       $         690           $       690
S&P Global Water Index                      $      38,941           $         0

The Bank of New York Mellon ("BNY") acts as the Funds' custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

The Funds' Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65% of average net assets per year, at least until December 31, 2010. The offering costs excluded from the 0.65% expense cap are (a) legal fees pertaining to the Funds' shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended February 29, 2008, the Adviser waived and assumed the following fees and expenses:

                                                                     CUMULATIVE
                                          ADVISORY                  POTENTIALLY
                                              FEES    EXPENSES      RECOVERABLE
                                            WAIVED      ASSUMED         EXPENSE
--------------------------------------------------------------------------------
Robeco Developed International Equity    $  12,551     $ 76,858        $ 190,219
S&P Global Water Index                   $     643     $      0        $  54,620

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

FUND                                                                   LICENSOR
--------------------------------------------------------------------------------
Robeco Developed International Equity        Robeco Investment Management, Inc.
S&P Global Water Index                            Standard & Poor's, a division
                                             of The McGraw-Hill Companies, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 - FEDERAL INCOME TAXES:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At February 29, 2008, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

                                                                     COST OF                                               NET TAX
                                                                 INVESTMENTS        GROSS TAX          GROSS TAX        UNREALIZED
                                                                     FOR TAX       UNREALIZED         UNREALIZED      APPRECIATION
                                                                    PURPOSES     APPRECIATION       DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Robeco Developed International Equity                          $   4,659,182     $   292,381       $   (389,088)    $    (96,707)
S&P Global Water Index                                         $ 383,738,885     $12,879,308       $(29,984,647)    $(17,105,339)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and the mark to market on passive foreign investment companies

22 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tax components of the following balances as of August 31, 2007 were as follows:

                                           NET TAX
                                        UNREALIZED                  ACCUMULATED
                                     APPRECIATION/  UNDISTRIBUTED       CAPITAL
                                 (DEPRECIATION) ON       ORDINARY       & OTHER
                                  FOREIGN CURRENCY         INCOME        LOSSES
--------------------------------------------------------------------------------
Robeco Developed International Equity    $      68      $ 169,700     $       0
S&P Global Water Index                   $  (4,026)     $ 751,169     $(133,462)

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the period ended August 31, 2007, the following Funds incurred and will elect to defer net capital losses as follows:

                                                  POST-OCTOBER LOSSES
--------------------------------------------------------------------------------
S&P Global Water Index                                 $133,462

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated the implications of FIN 48 and has determined it does not have any impact on the financial statements as of February 29, 2008.

The tax year for 2007 is still subject to examination by major jurisdictions.

Note 5 - INVESTMENT TRANSACTIONS:
For the period ended February 29, 2008, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                         PURCHASES        SALES
--------------------------------------------------------------------------------
Robeco Developed International Equity     $2,593,283    $ 2,751,706
S&P Global Water Index                   $87,523,385    $83,166,186

For the period ended February 29, 2008, in-kind transactions were as follows:

                                         PURCHASES        SALES
--------------------------------------------------------------------------------
Robeco Developed International Equity    $          0  $         0
S&P Global Water Index                   $141,663,029  $24,442,882

Note 6 - CAPITAL:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees ranging from $1,000 to $6,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - DISTRIBUTION AGREEMENT:
The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

Note 8 - INDEMNIFICATIONS:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 - ACCOUNTING PRONOUNCEMENT:
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

                                      SemiAnnual Report | February 29, 2008 | 23

Claymore Exchange-Traded Fund Trust 2 |
Supplemental INFORMATION |(unaudited)

Trustees
The Trustees of the Claymore Exchange-Traded Fund Trust 2 and their principal business occupations during the past five years:

NAME, ADDRESS*, YEAR       TERM OF OFFICE**  PRINCIPAL OCCUPATIONS DURING                   NUMBER OF FUNDS
OF BIRTH AND POSITION(S)   AND LENGTH OF     THE PAST FIVE YEARS AND                        IN FUND COMPLEX***   OTHER DIRECTORSHIPS
HELD WITH REGISTRANT       TIME SERVED       OTHER AFFILIATIONS                             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes          Since 2006        Investor (2001-present). Formerly, Senior Vice           40          None
Year of Birth: 1951                          President & Treasurer (1993-1997), President,
Trustee                                      Pizza Hut International (1991-1993) and Senior
                                             Vice President, Strategic Planning and New
                                             Business Development (1987-1990) of PepsiCo,
                                             Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg           Since 2006        Partner of Nyberg & Cassioppi, LLC, a law firm           43          None
Year of Birth: 1953                          specializing in corporate law, estate planning
Trustee                                      and business transactions (2000-present).
                                             Formerly, Executive Vice President, General
                                             Counsel and Corporate Secretary of Van Kampen
                                             Investments (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.      Since 2006        Formerly, Vice President, Manager and Portfolio          40          None
Year of Birth: 1958                          Manager of Nuveen Asset Management (1998-1999),
Trustee                                      Vice President of Nuveen Investment Advisory Corp.
                                             (1992-1999), Vice President and Manager of
                                             Nuveen Unit Investment Trusts (1991-1999), and
                                             Assistant Vice President and Portfolio Manager
                                             of Nuveen Unit Investment Trusts (1988-1999),
                                             each of John Nuveen & Co., Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso+         Since 2006         Senior Managing Director and Chief Administrative        43           None
Year of Birth: 1965                          Officer of Claymore Advisors, LLC and Claymore
Trustee; Chief Legal                         Securities, Inc. (2007-present). Formerly,
and Executive Officer                        Senior Managing Director and General Counsel of
                                             Claymore Group Inc., Claymore Advisors, LLC and
                                             Claymore Securities, Inc. (2001-2007). Assistant
                                             General Counsel, John Nuveen and Co., Inc.
                                             (1999-2001). Former Vice President and Associate
                                             General Counsel of Van Kampen Investments,
                                             Inc. (1992-1999).
------------------------------------------------------------------------------------------------------------------------------------

* Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

+ Mr. Dalmaso is an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust because of his position as an officer of Claymore Advisors, LLC, the Fund's Investment Adviser.

24 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2 |
SUPPLEMENTAL INFORMATION (unaudited) continued

Officers
The Officers of the Trust and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH AND       TERM OF OFFICE** AND      PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
POSITION(S) HELD WITH REGISTRANT        LENGTH OF TIME SERVED     AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                          Since 2006                Senior Managing Director of Claymore Advisors, LLC and Claymore
Year of Birth: 1964                                               Securities, Inc. (2005-present); Formerly, Chief Financial Officer
Chief Accounting Officer, Chief                                   of Claymore Group Inc. (2005-2006); Managing Director of Claymore
Financial Officer and Treasurer                                   Advisors, LLC and Claymore Securities, Inc. (2003-2005); Treasurer
                                                                  of Henderson Global Funds and Operations Manager for Henderson
                                                                  Global Investors (NA) Inc., (2002-2003); Managing Director,
                                                                  FrontPoint Partners LLC (2001-2002); Vice President, Nuveen
                                                                  Investments (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                             Since 2006                Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth: 1957                                               (2006-present). Formerly, Chief Compliance Officer/Assistant
Chief Compliance Officer                                          Secretary of Harris Investment Management, Inc. (2003-2006).
                                                                  Director-Compliance of Harrisdirect LLC (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen                       Since 2006                Vice President, Assistant General Counsel of Claymore Group Inc.
Year of Birth: 1978                                               (2005-present). Secretary of certain funds in the Fund Complex;
Secretary                                                         Formerly, Associate, Vedder, Price, Kaufman & Kammholz, P.C.
                                                                  (2003-2005).
------------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III                  Since 2006                Managing Director of Claymore Advisors, LLC (2005-present).
Year of Birth: 1965                                               Formerly, Vice President of Product Management at Northern Trust
 Vice President                                                   Global Investments (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                             Since 2006                Managing Director (2006-present), Vice President (2003-2006) of
Year of Birth: 1967                              `                Claymore Advisors, LLC. Formerly, Assistant Vice President,
Vice President                                                    First Trust Portfolios, L.P. (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------

*    Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

                                      SemiAnnual Report | February 29, 2008 | 25

Claymore Exchange-Traded Fund Trust 2

Trust INFORMATION


BOARD OF TRUSTEES
Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E. Toupin, Jr.


* Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended.


OFFICERS
Nicholas Dalmaso
Chief Executive Officer and
Chief Legal Officer

Steven M. Hill
Chief Accounting Officer,
Chief Financial Officer and Treasurer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President


INVESTMENT ADVISER
Claymore Advisors, LLC
Lisle, IL

DISTRIBUTOR
Claymore Securities, Inc.
Lisle, IL

ADMINISTRATOR
Claymore Advisors, LLC
Lisle, IL

ACCOUNTING AGENT, CUSTODIAN
AND TRANSFER AGENT FUND
The Bank of New York Mellon
New York, NY

LEGAL COUNSEL
Clifford Chance US LLP
New York, NY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?
o If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837 or by accessing the Funds' Form N-PX on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.claymore.com.


 26 | SemiAnnual Report | February 29, 2008

Claymore Exchange-Traded Fund Trust 2

About the FUND MANAGER

CLAYMORE ADVISORS, LLC
Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $18.3 billion in assets as of February 29, 2008. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.


PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.


CLAYMORE EXCHANGE-TRADED FUND TRUST 2 OVERVIEW
The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 10 separate exchange-traded "index funds" as of February 29, 2008. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.


                                      SemiAnnual Report | February 29, 2008 | 27

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.claymore.com or by calling
(888) 949-3837. Please read the prospectus carefully before investing. The Statement of Additional Information that includes information about the Trustees is also available, without charge, upon request via our website at http://www.claymore.com or by calling (888) 949-3837. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.


Claymore Securities, Inc.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC


                         NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE


CETFT-002-SAR-0208

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:      /s/ Nicholas Dalmaso
         ---------------------------------------------------------------

Name:    Nicholas Dalmaso

Title:   Chief Legal and Executive Officer

Date:    May 6, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Nicholas Dalmaso
         ---------------------------------------------------------------

Name:    Nicholas Dalmaso

Title:   Chief Legal and Executive Officer

Date:    May 6, 2008


By:      /s/ Steven M. Hill
         ---------------------------------------------------------------

Name:    Steven M. Hill

Title:   Treasurer and Chief Financial Officer

Date:    May 6, 2008